Note 25 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Explanation of effect of share-based payments on entity's profit or loss [text block]
[US$ thousands]	Year ended December 31,	Year ended December 31,
Expense from share-based payment transactions	2017	2018
Expense arising from equity-settled share-based payment transactions (1)	9,496	4,846
Expense arising from cash-settled share-based payment transactions	—	—
Total expense from share-based payment transactions	9,496	4,846

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Year ended December 31,	Year ended December 31,
	2017	2018
Outstanding at period start	—	3,882,600
Granted during the period	4,221,600	516,000
Forfeited during the period	(339,000)	(154,468)
Exercised during the period	—	—
Expired during the period	—	—
Outstanding at period end	3,882,600	4,244,132

Disclosure of indirect measurement of fair value of goods or services received, other equity instrument granted during period [text block]
	2017 RSU grants: RSU valuation input	2018 RSU grants: RSU valuation input
Current equity unit price valuation ($)	5.70	7.75
Model Used	Monte Carlo	Monte Carlo
Expected Volatility (%) (1), (2)	37.44%	35.29%
Risk free interest rate (%) (1)	1.61%	2.43%
Dividend Yield (%)	0%	0%
Duration of initial simulation period (years to longstop date)	4.55	4.73
Duration of second simulation period with postponed exercise (years)	3.00	3.00
Fair value at the measurement date ($)	4.50	7.12